OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2018
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

NOTE 3:       OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2018	2017
	$	$

Prepaid expenses	357	141
Advances to suppliers	187	211
Government institutions	97	118
Recovery of pre-acquisition receivable	—	1,384
Other	310	844

	951	2,698